AB Global Real Estate Investment Fund

Portfolio of Investments

February 29, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Equity Real Estate Investment Trusts (REITs) – 83.6%
Data Center REITs – 9.4%
Digital Realty Trust, Inc.	12,800	$1,879,168
Equinix, Inc.	3,860	3,430,845

		5,310,013

Diversified REITs – 5.0%
Alexander & Baldwin, Inc.	15,770	256,420
Essential Properties Realty Trust, Inc.	32,180	768,780
KDX Realty Investment Corp.	271	271,269
Land Securities Group PLC	68,260	534,778
Merlin Properties Socimi SA	44,530	422,309
Stockland	196,360	573,729

		2,827,285

Health Care REITs – 5.8%
Ventas, Inc.	25,000	1,057,250
Welltower, Inc.	23,750	2,188,800

		3,246,050

Hotel & Resort REITs – 3.9%
Hoshino Resorts REIT, Inc.	32	117,444
Invincible Investment Corp.	414	169,987
Japan Hotel REIT Investment Corp.	886	429,535
Park Hotels & Resorts, Inc.	34,760	577,016
RLJ Lodging Trust	36,780	436,579
Ryman Hospitality Properties, Inc.	3,750	444,300

		2,174,861

Industrial REITs – 19.0%
CapitaLand Ascendas REIT	350,300	713,894
Centuria Industrial REIT	164,320	359,403
Dream Industrial Real Estate Investment Trust	48,367	452,967
LondonMetric Property PLC	161,610	369,798
Mapletree Industrial Trust	111,200	189,373
Mitsui Fudosan Logistics Park, Inc.(a)	118	334,463
Nippon Prologis REIT, Inc.(a)	231	386,475
Plymouth Industrial REIT, Inc.	21,553	464,898
Prologis, Inc.	36,737	4,895,940
Rexford Industrial Realty, Inc.	18,540	943,315
Segro PLC	51,150	547,075
STAG Industrial, Inc.	15,210	564,899
Tritax Big Box REIT PLC	258,710	479,843

		10,702,343

Multi-Family Residential REITs – 8.4%
Apartment Income REIT Corp.	21,890	663,705
AvalonBay Communities, Inc.	6,450	1,141,843
Comforia Residential REIT, Inc.	145	277,553
Equity Residential	25,020	1,506,454
Killam Apartment Real Estate Investment Trust(b)	46,510	652,165
UNITE Group PLC (The)	39,300	477,208

		4,718,928

Office REITs – 6.0%
Alexandria Real Estate Equities, Inc.	8,540	1,065,194
Boston Properties, Inc.	13,590	879,545
COPT Defense Properties	13,640	330,497
Daiwa Office Investment Corp.	56	217,938
Dexus	61,280	293,460
Japan Real Estate Investment Corp.	46	165,815
Nippon Building Fund, Inc.	106	408,229

		3,360,678

Other Specialized REITs – 2.2%
VICI Properties, Inc.	42,220	1,263,645

Retail REITs – 14.7%
Acadia Realty Trust	32,130	526,611
Brixmor Property Group, Inc.	35,400	800,394
CapitaLand Integrated Commercial Trust	246,060	358,911
Crombie Real Estate Investment Trust(b)	22,760	232,271
Frasers Centrepoint Trust	157,200	255,848

Company	Shares	U.S. $ Value
Japan Metropolitan Fund Invest	235	$138,497
Kite Realty Group Trust	27,700	593,057
Klepierre SA	18,960	481,647
Link REIT - Class H	168,650	836,269
NETSTREIT Corp.	36,613	615,465
Phillips Edison & Co., Inc.	9,020	322,194
Realty Income Corp.	21,973	1,145,013
Simon Property Group, Inc.	9,138	1,353,703
Vicinity Ltd.	465,000	587,217

		8,247,097

Self-Storage REITs – 4.9%
Extra Space Storage, Inc.	8,830	1,244,765
Public Storage	5,230	1,484,640

		2,729,405

Single-Family Residential REITs – 4.3%
American Homes 4 Rent - Class A	14,200	525,542
Equity LifeStyle Properties, Inc.	3,750	252,450
Invitation Homes, Inc.	22,140	754,310
Sun Communities, Inc.	6,443	861,815

		2,394,117

		46,974,422

Real Estate Management & Development – 13.8%
Diversified Real Estate Activities – 4.9%
City Developments Ltd.	30,300	127,713
Daito Trust Construction Co., Ltd.	1,300	154,220
Mitsubishi Estate Co., Ltd.	32,100	491,337
Mitsui Fudosan Co., Ltd.	56,700	1,539,228
Sumitomo Realty & Development Co., Ltd.	14,000	415,271

		2,727,769

Real Estate Development – 1.8%
CK Asset Holdings Ltd. - Class H	109,000	501,403
Sino Land Co., Ltd. - Class H	502,000	540,622

		1,042,025

Real Estate Operating Companies – 5.9%
CapitaLand Investment Ltd./Singapore	91,600	189,495
Castellum AB(a)	16,510	198,013
Catena AB	6,920	283,709
CTP NV	19,469	315,699
Fastighets AB Balder - Class B(a)	47,580	295,921
LEG Immobilien SE(a)	4,340	319,682
PSP Swiss Property AG (REG)	4,380	556,888
Shurgard Self Storage Ltd.	6,650	285,811
TAG Immobilien AG(a)	27,671	338,295
Vonovia SE	18,844	525,920

		3,309,433

Real Estate Services – 1.2%
Unibail-Rodamco-Westfield	8,910	651,530

		7,730,757

Consumer Durables & Apparel – 0.7%
Homebuilding – 0.7%
PulteGroup, Inc.	3,780	409,677

Consumer Services – 0.6%
Hotels, Resorts & Cruise Lines – 0.6%
Hyatt Hotels Corp. - Class A	2,160	331,754

Materials – 0.5%
Construction Materials – 0.5%
GCC SAB de CV	26,380	276,673

Company	Shares		U.S. $ Value

Utilities – 0.5%
Gas Utilities – 0.5%
APA Group		51,300	$261,900

Total Common Stocks (cost $47,977,950)			55,985,183

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $103,886)		103,886	103,886

	Principal Amount (000)

Time Deposits – 0.1%
ANZ, Hong Kong 3.25%, 03/01/2024	NZD	9	5,601
BBH, New York 0.52%, 03/01/2024	CHF	5	5,636
2.70%, 03/01/2024	SEK	22	2,131
3.10%, 03/01/2024	AUD	38	24,906
3.32%, 03/01/2024	NOK	26	2,439
3.83%, 03/01/2024	CAD	13	9,695
Citibank, London 2.82%, 03/01/2024	EUR	6	6,074
HSBC, Hong Kong 3.00%, 03/01/2024	HKD	43	5,500
HSBC, Singapore 2.56%, 03/01/2024	SGD	3	2,431
Royal Bank of Canada, London 4.15%, 03/01/2024	GBP	4	5,627
SMBC, Tokyo (0.42)%, 03/01/2024	JPY	1,853	12,357

Total Time Deposits (cost $82,397)			82,397

Total Short-Term Investments (cost $186,283)			186,283

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $48,164,233)			56,171,466

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $906,350)		906,350	906,350

Total Investments – 101.6% (cost $49,070,583)(f)			57,077,816
Other assets less liabilities – (1.6)%			(906,040)

Net Assets – 100.0%			$56,171,776

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	USD	214	NZD	344	03/07/2024	$(4,943)
Brown Brothers Harriman & Co.	JPY	70,165	USD	483	03/08/2024	14,622
Brown Brothers Harriman & Co.	USD	355	JPY	51,354	03/08/2024	(12,131)
Brown Brothers Harriman & Co.	USD	181	ILS	673	03/13/2024	7,776
Brown Brothers Harriman & Co.	EUR	490	USD	539	03/14/2024	9,097
Brown Brothers Harriman & Co.	USD	171	EUR	158	03/14/2024	(601)
Brown Brothers Harriman & Co.	CAD	217	USD	160	03/15/2024	623
Brown Brothers Harriman & Co.	MXN	2,611	USD	151	03/15/2024	(2,312)
Brown Brothers Harriman & Co.	USD	162	CAD	217	03/15/2024	(2,487)
Brown Brothers Harriman & Co.	AUD	240	USD	158	04/18/2024	1,714
Brown Brothers Harriman & Co.	GBP	133	USD	168	04/19/2024	(4)
Brown Brothers Harriman & Co.	USD	183	NOK	1,939	04/30/2024	(300)
Brown Brothers Harriman & Co.	USD	256	SEK	2,700	04/30/2024	5,012
Brown Brothers Harriman & Co.	CHF	160	USD	182	05/08/2024	166

						$16,232

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,399,676 and gross unrealized depreciation of investments was $(2,376,211), resulting in net unrealized appreciation of $8,023,465.

Please note: The industry classifications presented herein are based on industry categorization methodology of the Adviser. These industry classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific sector information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

February 29, 2024 (unaudited)

64.5%	United States
9.8%	Japan
4.3%	United Kingdom
3.7%	Australia
3.3%	Hong Kong
3.3%	Singapore
2.4%	Canada
2.1%	Germany
2.0%	France
1.4%	Sweden
1.0%	Switzerland
0.8%	Spain
0.6%	Netherlands
0.5%	Other
0.3%	Short Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following: Belgium.

AB Global Real Estate Investment Fund

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$36,576,455	$10,397,967		$-0-	$46,974,422
Real Estate Management & Development	-0-	7,730,757		-0-	7,730,757
Consumer Durables & Apparel	409,677	-0-		-0-	409,677
Consumer Services	331,754	-0-		-0-	331,754
Materials	276,673	-0-		-0-	276,673
Utilities	-0-	261,900		-0-	261,900
Short-Term Investments:
Investment Companies	103,886	-0-		-0-	103,886
Time Deposits	-0-	82,397		-0-	82,397
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	906,350	-0-		-0-	906,350

Total Investments in Securities	38,604,795	18,473,021	+	-0-	57,077,816
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	39,010		-0-	39,010
Liabilities
Forward Currency Exchange Contracts	-0-	(22,778)		-0-	(22,778)

Total	$38,604,795	$18,489,253		$-0-	$57,094,048

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/29/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$28	$3,232	$3,156	$104	$2
Government Money Market Portfolio*	-0-	919	13	906	0	**
Total				$1,010	$2

*	Investments of cash collateral for securities lending transactions.
**	Amount is less than $500.